Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Raw material	-	3,290
Goods in transit	-	99
Finished Goods	-	436,327
Ginseng	-	1,969,881
Inventory write-down	-	(183)
Total	-	2,409,414

Schedule of Movement of Allowance for Inventory Obsolescence

The movement of allowance for inventory obsolescence for the year is as follows:

	Raw material	Goods in transit	Contract fulfillments costs	Finished Goods	Ginseng	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Opening allowance, beginning of year	-	-	-	-	-	-
Business combination	126	-	-	-	-	126
Inventory write-down recognized in COGS	-	-	-	57	-	57
Closing allowance, end of year	126	-	-	57	-	183